Derivatives (Details) - Schedule of Derivatives	3 Months Ended	12 Months Ended
	Mar. 31, 2024 $ / bbl MBbls	Dec. 31, 2023 $ / bbl MBbls
Q2 2024 [Member]
Schedule of Derivatives [Line Items]
Volume | MBbls	70
Weighted average floor price	91.9
Weighted average ceiling price	91.9
Q3-Q4 2024 [Member]
Schedule of Derivatives [Line Items]
Volume | MBbls	70	9,000
Weighted average floor price	85.5	70
Weighted average ceiling price	85.5	85.5
Weighted average sold call		85.5
Q2-Q4 2024 [Member]
Schedule of Derivatives [Line Items]
Weighted average sold call	2,250
Q1-Q4 2025 [Member]
Schedule of Derivatives [Line Items]
Volume | MBbls		3,000
Weighted average floor price		67.96
Weighted average sold call	5,000